Income Taxes - Disclosure of Detailed Information about Deductible Temporary Differences Unused Tax Losses and Unused Tax Credits For Which Deferred Income Tax Assets Not Recognized (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Investments and loans and borrowings	$ 110,279	$ 66,450
Mineral properties, plant and equipment	79,102	43,215
Reclamation and closure cost provisions	70,277	77,160
Accrued receivables and liabilities	58,640	15,244
Suspended interest deduction	22,048	0
Derivatives	8,632	10,010
Other	11,032	22,259
Non-capital losses	334,623	325,065
Capital losses	39,493	34,381
Total unrecognized deferred tax assets	$ 734,126	$ 593,784